Income Taxes - Summary of Activity Related to Unrecognized Tax Benefits (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Beginning balance	$ 13,990	$ 16,990	$ 19,436
Increases for positions taken in current year	374	1,726	3,489
Increases for position taken in prior years	12,316	776	191
Decreases for positions taken in prior years	(2,061)	(4,533)	(3,817)
Decrease due to settlements with taxing authorities		(168)	(2,309)
Expiration of the statute of limitations for the assessment of taxes	(1,939)	(801)
Ending balance	$ 22,680	$ 13,990	$ 16,990